The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(312) 630-6000

October 24, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Institutional Funds (the “Trust”)

1933 Act Registration No. 2-80543

1940 Act Registration No. 811-03605

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”), are exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the prospectuses for the Trust’s: (1) U.S. Government Portfolio – Shares, Service Shares and Premier Shares; (2) U.S. Government Select Portfolio – Shares, Service Shares, Premier Shares and Williams Capital Shares; and (3) Treasury Portfolio – Shares, Service Shares and Premier Shares, dated April 1, 2016 (as supplemented October 11, 2016), filed pursuant to Rule 497 on October 11, 2016 (accession number 0001193125-16-735858).

Questions and comments concerning the filing may be directed to the undersigned at (312) 557-3948.

Very truly yours,

/s/ Owen T. Meacham
Owen T. Meacham, Esquire
Assistant Secretary

Enclosures